Equity (Details Narrative) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 09, 2024 $ / shares shares	Aug. 11, 2023 $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 $ / shares shares	Aug. 14, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock shares repurchased during the period shares			44,741	474,353
Stock shares repurchased during the period, value | $			$ 104	$ 1,193	$ 1,627
Share repurchase average price per share | $ / shares			$ 2.67	$ 2.36
Common stock shares issued			24,472,377	24,515,909
Number of shares outstanding		74,610,924					24,870,308
Outstanding Balance | $				$ 34
Common shares issuable under plan			15,000
Adjustments for share-based payments | $			$ 1,938	$ 2,457	$ 8,712
Class of stock warrant shares comprised			1,018,519
Weighted average exercise price | $ / shares			$ 17.88
Treasury Share Reserve [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity			190,706	190,706
Postmedia Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants And Rights Outstanding		77,778
Warrants issued	500,000	89,000
Exercise price of warrants | $ / shares	$ 2.15	$ 2.79
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding			769,000	358,000	663,000
Warrant Outstanding Exercisable [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding			101,852
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price warrants granted | $ / shares						$ 16.89
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price warrants granted | $ / shares						$ 37.89
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan description			The maximum number of Common Shares reserved for issuance under the Plan is the greater of i) 15% of the number of Common Shares issued and outstanding, and ii) 1,266,667
Stock option granted shares			1,266,667
Minimum percentage of common shares reserved for future issuance			15.00%
Description of Conversion of stock option upon exercise			Each option entitles the holder to receive one Common Share upon exercise
Maximum contractual term			eight years
Description of vesting requirements for share-based payment arrangement			These options generally vest monthly over a four-year period after an initial one-year cliff
Options [Member] | RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjustments for share-based payments | $			$ 1,938	$ 2,457
Prior Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum contractual term			ten years
Preference shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			0
Number of shares outstanding			0
Warrants Issued In Connection With Brokerage Services [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued						190,961
Warrants Issued In Connection With Brokerage Services [member] | Mogo Related Entities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding			768,630